General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

8 GENERAL AND ADMINISTRATIVE EXPENSES

	2023	2022	2021
	USD	USD	USD

Salaries and other related benefits	11,082,572	12,954,848	7,655,816
Settlement fees*	2,000,000	-	-
Insurance expense	1,047,939	564,617	218,801
Rent and related charges (note 21)	670,557	514,643	474,865
Depreciation of property and equipment (note 14)	486,771	204,002	155,742
Provision for employee’s end of service benefit (note 23)	431,439	643,904	43,477
Other expenses	370,525	356,264	270,950
Employees’ share-based compensation (note 20)	359,365	564,741	801,450
Travel expenses	248,740	327,808	416,435
Depreciation of rights-of-use assets (note 21)	154,247	121,020	84,884
Utilities	92,766	299,697	202,052
License fees	84,386	48,362	139,588
Amortization of intangible assets (note 15)	32,793	3,437	-
Write-off receivables	18,151	45,679	160,715
Provision for expected credit losses (note 16)	-	716,291	235,164
Taxes	-	-	157,826
	17,080,251	17,365,313	11,017,765

*	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.

The total settlement amounts to USD 2,000,000 out of which USD 400,000 remains to be settled and is presented in trade and other payables in the statements of consolidated financial position.